Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Liability

The following table shows amounts recognized in the consolidated balance sheet:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Operating right-of-use assets	684,418	910,917	117,071

Operating lease obligation
Current	684,418	910,917	117,071
	684,418	910,917	117,071

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2025:

Weighted average discount rate (per annum)	3.66%
Weighted average remaining lease term (years)	0.76 years

Schedule of Operating Lease Obligation

The following table shows the remaining contractual maturities of the Company’s operating lease obligation as of September 30, 2025:

Twelve months ending September 30,	HKD	US$
2026	923,000	118,624
2027	—	—
2028	—	—
2029	—	—
2030	—	—
Thereafter	—	—
Total future lease payment	923,000	118,624
Less: imputed interest	(12,083)	(1,553)
Present value of operating lease obligation	910,917	117,071
Operating lease obligation, current portion	910,917	117,071
Operating lease obligation, net of current portion	—	—

Schedule of Financing Lease Liability

The following table shows amounts recognized in the consolidated balance sheet:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Finance lease obligation
Current	80,997	27,622	3,550
Non-current	27,622	—	—
	108,619	27,622	3,550

The following summarizes other supplemental information about the Company’s finance lease as of September 30, 2025:

Weighted average discount rate (per annum)	4.03%
Weighted average remaining lease term (years)	0.33 year

Schedule of Finance Lease Obligation

The following table shows the remaining contractual maturities of the Company’s finance lease obligation as of September 30, 2025:

Twelve months ending September 30,	HKD	US$
2026	27,828	3,576
2027	—	—
2028	—	—
2029	—	—
2030	—	—
Thereafter	—	—
Total future lease payment	27,828	3,576
Less: imputed interest	(206)	(26)
Present value of finance lease obligation	27,622	3,550
Finance lease obligation, current portion	27,622	3,550
Finance lease obligation, net of current portion	—	—